Argentina's Hyperinflationary Economy - Effects of Hyperinflation on Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	$ 270,380		$ (1,032)
Translation difference	110,635	$ (6,714)	$ 58,934
Argentina | Revenue [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(146,512)
Argentina | IFRS Other Operating Income [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(5,053)
Argentina | Total Revenues [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(151,565)
Argentina | Raw materials and consumables used.
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	85,891
Argentina | Contribution Margin [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(65,674)
Argentina | Other Work [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(6,817)
Argentina | Employee Benefits [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	27,578
Argentina | Depreciation And Amortization [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(119,753)
Argentina | Impairment Loss And Reversal [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	81,877
Argentina | IFRS Other Expense [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	12,425
Argentina | IFRS Operating Income Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(70,364)
Argentina | Other Gain Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(19)
Argentina | Financial Income [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(19,964)
Argentina | Financial Costs [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	34,499
Argentina | Non-Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(357)
Argentina | IFRS Foreign Currency Gain (Loss) [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(37,773)
Argentina | Gain Loss On Indexed Assets Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	270,380
Argentina | Income Loss Before Tax [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	176,402
Argentina | Income Tax [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(86,915)
Argentina | Income Loss From Continuing Operations [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	89,487
Argentina | Net Income Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	89,487
Argentina | Net Income Loss Attributable To Parent Owners [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	96,038
Argentina | Net Income Loss Attributable To Non Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Total adjustments	(6,551)
IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	270,380
IAS 29 [Member] | Argentina | Revenue [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	279,128
IAS 29 [Member] | Argentina | IFRS Other Operating Income [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	3,436
IAS 29 [Member] | Argentina | Total Revenues [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	282,564
IAS 29 [Member] | Argentina | Raw materials and consumables used.
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	(136,703)
IAS 29 [Member] | Argentina | Contribution Margin [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	145,861
IAS 29 [Member] | Argentina | Other Work [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	9,092
IAS 29 [Member] | Argentina | Employee Benefits [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	(48,709)
IAS 29 [Member] | Argentina | Depreciation And Amortization [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	(133,813)
IAS 29 [Member] | Argentina | Impairment Loss And Reversal [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	63,256
IAS 29 [Member] | Argentina | IFRS Other Expense [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	(27,213)
IAS 29 [Member] | Argentina | IFRS Operating Income Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	8,474
IAS 29 [Member] | Argentina | Other Gain Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	5
IAS 29 [Member] | Argentina | Financial Income [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	13,292
IAS 29 [Member] | Argentina | Financial Costs [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	(33,526)
IAS 29 [Member] | Argentina | Non-Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	259
IAS 29 [Member] | Argentina | IFRS Foreign Currency Gain (Loss) [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	(200)
IAS 29 [Member] | Argentina | Gain Loss On Indexed Assets Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	270,380
IAS 29 [Member] | Argentina | Income Loss Before Tax [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	258,684
IAS 29 [Member] | Argentina | Income Tax [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	(117,301)
IAS 29 [Member] | Argentina | Income Loss From Continuing Operations [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	141,383
IAS 29 [Member] | Argentina | Net Income Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	141,383
IAS 29 [Member] | Argentina | Net Income Loss Attributable To Parent Owners [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	119,402
IAS 29 [Member] | Argentina | Net Income Loss Attributable To Non Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	21,981
IAS 21 [Member] | Argentina | Revenue [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(425,640)
IAS 21 [Member] | Argentina | IFRS Other Operating Income [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(8,489)
IAS 21 [Member] | Argentina | Total Revenues [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(434,129)
IAS 21 [Member] | Argentina | Raw materials and consumables used.
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	222,594
IAS 21 [Member] | Argentina | Contribution Margin [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(211,535)
IAS 21 [Member] | Argentina | Other Work [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(15,909)
IAS 21 [Member] | Argentina | Employee Benefits [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	76,287
IAS 21 [Member] | Argentina | Depreciation And Amortization [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	14,060
IAS 21 [Member] | Argentina | Impairment Loss And Reversal [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	18,621
IAS 21 [Member] | Argentina | IFRS Other Expense [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	39,638
IAS 21 [Member] | Argentina | IFRS Operating Income Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(78,838)
IAS 21 [Member] | Argentina | Other Gain Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(24)
IAS 21 [Member] | Argentina | Financial Income [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(33,256)
IAS 21 [Member] | Argentina | Financial Costs [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	68,025
IAS 21 [Member] | Argentina | Non-Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(616)
IAS 21 [Member] | Argentina | IFRS Foreign Currency Gain (Loss) [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(37,573)
IAS 21 [Member] | Argentina | Income Loss Before Tax [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(82,282)
IAS 21 [Member] | Argentina | Income Tax [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	30,386
IAS 21 [Member] | Argentina | Income Loss From Continuing Operations [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(51,896)
IAS 21 [Member] | Argentina | Net Income Loss [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(51,896)
IAS 21 [Member] | Argentina | Net Income Loss Attributable To Parent Owners [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(23,364)
IAS 21 [Member] | Argentina | Net Income Loss Attributable To Non Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	$ (28,532)